General (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General [Line Items]
Net losses		$ (7,880)	$ (7,634)	$ (10,173)
Net operating cash outflow		(7,637)	$ (8,440)	$ (10,801)
Cash equivalents and short term deposits		$ 7,882
Subsequent Event [Member]
General [Line Items]
Total consideration	$ 655
Ordinary Shares [Member] | Subsequent Event [Member]
General [Line Items]
Ordinary shares issue (in Shares)	122,744,700
ADS [Member]
General [Line Items]
Each ADS represents number of ordinary shares (in Shares)		300